UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2014

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
SEPTEMBER 30, 2014

                                                                      (Form N-Q)

48705-1114                                   (C)2014, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
September 30, 2014 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             EQUITY SECURITIES (88.5%)

             COMMON STOCKS (46.1%)

             CONSUMER DISCRETIONARY (4.2%)
             -----------------------------
             ADVERTISING (0.4%)
    12,400   Omnicom Group, Inc.                                           $      854
                                                                           ----------
             APPAREL RETAIL (0.0%)
       800   Foot Locker, Inc.                                                     45
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.2%)
    13,500   Burberry Group plc ADR                                               661
    54,000   Cie Financiere Richemont S.A. ADR                                    439
       400   Hanesbrands, Inc.                                                     43
    23,000   Kering ADR                                                           463
    16,000   LVMH Moet Hennessy Louis Vuitton S.A. ADR                            518
    18,000   Swatch Group AG ADR                                                  425
                                                                           ----------
                                                                                2,549
                                                                           ----------
             AUTOMOBILE MANUFACTURERS (0.6%)
    19,500   BMW AG ADR                                                           706
     7,500   Daimler AG ADR                                                       572
                                                                           ----------
                                                                                1,278
                                                                           ----------
             AUTOMOTIVE RETAIL (0.0%)
       400   Advance Auto Parts, Inc.                                              52
                                                                           ----------
             CASINOS & GAMING (0.5%)
    42,000   MGM Resorts International*                                           957
                                                                           ----------
             DISTRIBUTORS (0.0%)
     1,400   LKQ Corp.*                                                            37
                                                                           ----------
             HOMEBUILDING (0.1%)
     2,900   Toll Brothers, Inc.*                                                  90
                                                                           ----------
             HOMEFURNISHING RETAIL (0.0%)
       500   Williams-Sonoma, Inc.                                                 33
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.7%)
    42,000   Norwegian Cruise Line Holdings Ltd.*                               1,513
                                                                           ----------
             HOUSEHOLD APPLIANCES (0.2%)
    14,000   iRobot Corp.*                                                        426
                                                                           ----------
             HOUSEWARES & SPECIALTIES (0.0%)
     1,000   Jarden Corp.*                                                         60
                                                                           ----------
             LEISURE PRODUCTS (0.1%)
     1,000   Brunswick Corp.                                                       42
       500   Polaris Industries, Inc.                                              75
                                                                           ----------
                                                                                  117
                                                                           ----------

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1  | USAA Total Return Strategy Fund
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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             RESTAURANTS (0.4%)
    10,000   Yum! Brands, Inc.                                             $      720
                                                                           ----------
             SPECIALTY STORES (0.0%)
     1,000   Dick's Sporting Goods, Inc.                                           44
       300   Signet Jewelers Ltd.                                                  34
                                                                           ----------
                                                                                   78
                                                                           ----------
             Total Consumer Discretionary                                       8,809
                                                                           ----------

             CONSUMER STAPLES (2.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     7,000   Archer-Daniels-Midland Co.                                           358
                                                                           ----------
             BREWERS (0.1%)
     2,100   Molson Coors Brewing Co. "B"                                         156
                                                                           ----------
             DISTILLERS & VINTNERS (0.1%)
     1,500   Constellation Brands, Inc. "A"*                                      131
                                                                           ----------
             DRUG RETAIL (0.4%)
     8,000   CVS Health Corp.                                                     637
     2,500   Walgreen Co.                                                         148
                                                                           ----------
                                                                                  785
                                                                           ----------
             FOOD RETAIL (0.1%)
     4,500   Kroger Co.                                                           234
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.5%)
     1,100   Church & Dwight Co., Inc.                                             77
     2,000   Colgate-Palmolive Co.                                                131
       300   Energizer Holdings, Inc.                                              37
     3,300   Kimberly-Clark Corp.                                                 355
     7,000   Procter & Gamble Co.                                                 586
                                                                           ----------
                                                                                1,186
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
     8,500   Wal-Mart Stores, Inc.                                                650
                                                                           ----------
             PACKAGED FOODS & MEAT (0.3%)
     4,000   ConAgra Foods, Inc.                                                  132
     4,900   Kellogg Co.                                                          302
     9,800   Mondelez International, Inc. "A"                                     336
                                                                           ----------
                                                                                  770
                                                                           ----------
             SOFT DRINKS (0.5%)
     4,800   Coca-Cola Co.                                                        204
     5,000   Coca-Cola Enterprises, Inc.                                          222
     3,500   Dr. Pepper Snapple Group, Inc.                                       225
     4,500   PepsiCo, Inc.                                                        419
                                                                           ----------
                                                                                1,070
                                                                           ----------
             TOBACCO (0.4%)
    12,400   Altria Group, Inc.                                                   570
     1,000   Lorillard, Inc.                                                       60
     2,400   Philip Morris International, Inc.                                    200
                                                                           ----------
                                                                                  830
                                                                           ----------
             Total Consumer Staples                                             6,170
                                                                           ----------

             ENERGY (4.3%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
     7,400   Chevron Corp.                                                        883
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
     1,300   Oceaneering International, Inc.                                       85

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                                                   Portfolio of Investments |  2

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     2,600   Superior Energy Services, Inc.                                $       85
                                                                           ----------
                                                                                  170
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (3.0%)
    50,000   Approach Resources, Inc.*                                            725
    16,700   ConocoPhillips                                                     1,278
       700   Energen Corp.                                                         51
     6,000   EOG Resources, Inc.                                                  594
     5,000   EQT Corp.                                                            458
    20,800   Marathon Oil Corp.                                                   782
   100,000   Penn Virginia Corp.*                                               1,271
       500   SM Energy Co.                                                         39
    12,000   Southwestern Energy Co.*                                             419
    25,000   Ultra Petroleum Corp.*                                               581
                                                                           ----------
                                                                                6,198
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.0%)
     1,100   HollyFrontier Corp.                                                   48
                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.8%)
    20,000   Cheniere Energy, Inc.*                                             1,601
                                                                           ----------
             Total Energy                                                       8,900
                                                                           ----------
             FINANCIALS (4.7%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
     1,000   Waddell & Reed Financial, Inc. "A"                                    52
                                                                           ----------
             CONSUMER FINANCE (0.8%)
    18,700   Capital One Financial Corp.                                        1,527
     4,000   SLM Corp.                                                             34
                                                                           ----------
                                                                                1,561
                                                                           ----------
             DIVERSIFIED BANKS (0.6%)
    25,200   Wells Fargo & Co.                                                  1,307
                                                                           ----------
             DIVERSIFIED CAPITAL MARKETS (0.8%)
    50,000   Deutsche Bank AG                                                   1,743
                                                                           ----------
             INSURANCE BROKERS (0.0%)
       800   Arthur J. Gallagher & Co.                                             36
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (0.0%)
     1,100   Raymond James Financial, Inc.                                         59
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.5%)
    19,600   MetLife, Inc.                                                      1,053
       500   Protective Life Corp.                                                 35
                                                                           ----------
                                                                                1,088
                                                                           ----------
             MULTI-LINE INSURANCE (0.6%)
       400   American Financial Group, Inc.                                        23
    20,700   American International Group, Inc.                                 1,119
       500   HCC Insurance Holdings, Inc.                                          24
                                                                           ----------
                                                                                1,166
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
     1,900   Old Republic International Corp.                                      27
                                                                           ----------
             REAL ESTATE SERVICES (0.0%)
       300   Jones Lang LaSalle, Inc.                                              38
                                                                           ----------
             REGIONAL BANKS (0.2%)
     3,000   Associated Banc-Corp.                                                 52
       600   City National Corp.                                                   45
     1,400   East West Bancorp, Inc.                                               48
     1,400   Hancock Holding Co.                                                   45
       700   Prosperity Bancshares, Inc.                                           40

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3  | USAA Total Return Strategy Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
       300   Signature Bank*                                               $       34
       400   SVB Financial Group*                                                  45
                                                                           ----------
                                                                                  309
                                                                           ----------
             REINSURANCE (0.1%)
       100   Alleghany Corp.*                                                      42
       200   Everest Re Group Ltd.                                                 32
       500   Reinsurance Group of America, Inc.                                    40
       300   RenaissanceRe Holdings Ltd.                                           30
                                                                           ----------
                                                                                  144
                                                                           ----------
             REITs - DIVERSIFIED (0.0%)
     1,300   Liberty Property Trust, Inc.                                          43
                                                                           ----------
             REITs - OFFICE (0.1%)
       700   Alexandria Real Estate Equities, Inc.                                 51
       600   SL Green Realty Corp.                                                 61
                                                                           ----------
                                                                                  112
                                                                           ----------
             REITs - RESIDENTIAL (0.0%)
       600   Camden Property Trust                                                 41
     1,400   UDR, Inc.                                                             38
                                                                           ----------
                                                                                   79
                                                                           ----------
             REITs - RETAIL (0.1%)
       400   Federal Realty Investment Trust                                       47
     1,200   Realty Income Corp.                                                   49
                                                                           ----------
                                                                                   96
                                                                           ----------
             REITs - SPECIALIZED (0.0%)
       800   Rayonier, Inc.                                                        25
                                                                           ----------
             SPECIALIZED FINANCE (0.9%)
     9,500   Intercontinental Exchange, Inc.                                    1,853
                                                                           ----------
             THRIFTS & MORTGAGE FINANCE (0.0%)
     4,000   New York Community Bancorp, Inc.                                      63
                                                                           ----------
             Total Financials                                                   9,801
                                                                           ----------

             HEALTH CARE (4.0%)
             ------------------
             BIOTECHNOLOGY (1.7%)
    32,100   Gilead Sciences, Inc.*(a)                                          3,417
       300   United Therapeutics Corp.*                                            39
                                                                           ----------
                                                                                3,456
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.0%)
       600   Henry Schein, Inc.*                                                   70
                                                                           ----------
             HEALTH CARE EQUIPMENT (0.0%)
     1,800   Hologic, Inc.*                                                        44
       900   ResMed, Inc.                                                          44
                                                                           ----------
                                                                                   88
                                                                           ----------
             HEALTH CARE FACILITIES (0.7%)
    18,400   HCA Holdings, Inc.*                                                1,298
       500   Universal Health Services, Inc. "B"                                   52
                                                                           ----------
                                                                                1,350
                                                                           ----------
             HEALTH CARE SERVICES (0.0%)
     1,000   MEDNAX, Inc.*                                                         55
                                                                           ----------
             HEALTH CARE SUPPLIES (0.0%)
       400   Cooper Companies, Inc.                                                62
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
       600   Covance, Inc.*                                                        47

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                                                   Portfolio of Investments |  4

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
       200   Mettler-Toledo International, Inc.*                           $       51
                                                                           ----------
                                                                                   98
                                                                           ----------
             PHARMACEUTICALS (1.5%)
       700   Endo International plc*                                               48
    12,000   Johnson & Johnson                                                  1,279
    12,800   Merck & Co., Inc.                                                    759
    36,500   Pfizer, Inc.                                                       1,079
       300   Salix Pharmaceuticals Ltd.*                                           47
                                                                           ----------
                                                                                3,212
                                                                           ----------
             Total Health Care                                                  8,391
                                                                           ----------

             INDUSTRIALS (6.0%)
             ------------------
             AEROSPACE & DEFENSE (0.6%)
       500   B/E Aerospace, Inc.*                                                  42
    12,500   Raytheon Co.                                                       1,270
                                                                           ----------
                                                                                1,312
                                                                           ----------
             AGRICULTURAL & FARM MACHINERY (0.0%)
     1,100   AGCO Corp.                                                            50
                                                                           ----------
             AIRLINES (1.2%)
     1,000   Alaska Air Group, Inc.                                                44
    50,000   United Continental Holdings, Inc.*                                 2,339
                                                                           ----------
                                                                                2,383
                                                                           ----------
             BUILDING PRODUCTS (0.0%)
     1,600   Fortune Brands Home & Security, Inc.                                  66
                                                                           ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
    11,300   Caterpillar, Inc.                                                  1,119
       800   Trinity Industries, Inc.                                              37
       700   Wabtec Corp.                                                          57
                                                                           ----------
                                                                                1,213
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
       400   Hubbell, Inc. "B"                                                     48
                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.9%)
    46,700   Republic Services, Inc.                                            1,822
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
       600   Manpowergroup, Inc.                                                   42
       300   Towers Watson & Co. "A"                                               30
                                                                           ----------
                                                                                   72
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
    36,800   General Electric Co.                                                 943
                                                                           ----------
             INDUSTRIAL MACHINERY (0.6%)
     1,000   IDEX Corp.                                                            72
     1,300   ITT Corp.                                                             59
     1,200   Lincoln Electric Holdings, Inc.                                       83
       600   SPX Corp.                                                             56
    10,500   Stanley Black & Decker, Inc.                                         932
                                                                           ----------
                                                                                1,202
                                                                           ----------
             MARINE (0.1%)
     1,200   Kirby Corp.*                                                         142
                                                                           ----------
             RAILROADS (1.5%)
    14,700   Canadian Pacific Railway Ltd.                                      3,050
       600   Genesee & Wyoming, Inc. "A"*                                          57
                                                                           ----------
                                                                                3,107
                                                                           ----------

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5  | USAA Total Return Strategy Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
       600   United Rentals, Inc.*                                         $       67
                                                                           ----------
             TRUCKING (0.0%)
       700   JB Hunt Transport Services, Inc.                                      52
                                                                           ----------
             Total Industrials                                                 12,479
                                                                           ----------

             INFORMATION TECHNOLOGY (11.3%)
             ------------------------------
             APPLICATION SOFTWARE (0.9%)
       700   ANSYS, Inc.*                                                          53
    21,000   Citrix Systems, Inc.*                                              1,498
     1,500   Informatica Corp.*                                                    51
     1,600   PTC, Inc.*                                                            59
       900   Solera Holdings, Inc.                                                 51
     2,600   Synopsys, Inc.*                                                      103
                                                                           ----------
                                                                                1,815
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (1.4%)
    30,700   Cisco Systems, Inc.                                                  773
     3,000   Harris Corp.                                                         199
    65,500   Juniper Networks, Inc.                                             1,451
     1,300   Motorola Solutions, Inc.                                              82
     6,500   QUALCOMM, Inc.                                                       486
                                                                           ----------
                                                                                2,991
                                                                           ----------
             ELECTRONIC COMPONENTS (0.1%)
    13,600   Corning, Inc.                                                        263
                                                                           ----------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
     5,300   TE Connectivity Ltd.                                                 293
     1,300   Trimble Navigation Ltd.*                                              40
                                                                           ----------
                                                                                  333
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (1.1%)
       300   Equinix, Inc.*                                                        64
    20,000   Facebook, Inc. "A"*                                                1,581
     1,000   Google, Inc. "A"*                                                    588
                                                                           ----------
                                                                                2,233
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (0.0%)
       900   Gartner, Inc.*                                                        66
                                                                           ----------
             SEMICONDUCTOR EQUIPMENT (0.6%)
    54,000   Applied Materials, Inc.                                            1,167
     1,100   SunEdison, Inc.*                                                      21
                                                                           ----------
                                                                                1,188
                                                                           ----------
             SEMICONDUCTORS (2.4%)
       700   Broadcom Corp. "A"                                                    28
       800   Cree, Inc.*                                                           33
    26,100   Intel Corp.                                                          909
       700   International Rectifier Corp.*                                        28
     8,500   Micron Technology, Inc.*                                             291
    44,750   NXP Semiconductors N.V.*                                           3,062
       900   Skyworks Solutions, Inc.                                              52
    12,900   Texas Instruments, Inc.                                              615
                                                                           ----------
                                                                                5,018
                                                                           ----------
             SYSTEMS SOFTWARE (0.6%)
    26,600   Microsoft Corp.                                                    1,233
                                                                           ----------
             TECHNOLOGY DISTRIBUTORS (0.1%)
     1,000   Arrow Electronics, Inc.*                                              55

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                                                   Portfolio of Investments |  6

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
     1,200   Avnet, Inc.                                                   $       50
                                                                           ----------
                                                                                  105
                                                                           ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.9%)
       400   3D Systems Corp.*                                                     19
    30,100   Apple, Inc.(a)                                                     3,033
     5,000   EMC Corp.                                                            146
    81,200   Hewlett-Packard Co.                                                2,880
    54,100   NCR Corp.*                                                         1,808
     1,300   SanDisk Corp.                                                        127
     2,500   Western Digital Corp.                                                243
                                                                           ----------
                                                                                8,256
                                                                           ----------
             Total Information Technology                                      23,501
                                                                           ----------
             MATERIALS (6.5%)
             ----------------
             DIVERSIFIED METALS & MINING (1.2%)
    21,400   Antofagasta plc ADR                                                  500
   240,000   Capstone Mining Corp.*                                               482
    15,000   First Quantum Minerals Ltd.                                          289
     9,200   Jiangxi Copper Co. ADR                                               607
    22,000   Southern Copper Corp.                                                652
                                                                           ----------
                                                                                2,530
                                                                           ----------
             PAPER PACKAGING (1.2%)
    60,800   Bemis Co., Inc.                                                    2,312
       700   Packaging Corp. of America                                            45
     1,000   Rock-Tenn Co. "A"                                                     47
                                                                           ----------
                                                                                2,404
                                                                           ----------
             PRECIOUS METALS & MINERALS (3.9%)
    17,500   Agnico Eagle Mines Ltd.                                              508
    20,000   AngloGold Ashanti Ltd. ADR*                                          240
   100,000   B2Gold Corp.*                                                        204
    20,000   Barrick Gold Corp.                                                   293
   100,000   Centerra Gold, Inc.                                                  448
    56,000   Compania de Minas Buenaventura S.A. ADR                              649
   100,000   Dundee Precious Metals, Inc.*                                        397
    85,000   Eldorado Gold Corp.                                                  573
    25,000   Goldcorp, Inc.                                                       576
    80,000   Harmony Gold Mining Co. Ltd. ADR*                                    173
    45,000   IAMGOLD Corp.*                                                       124
   105,000   Kinross Gold Corp.*                                                  347
    75,000   New Gold, Inc.*                                                      379
    20,000   Newmont Mining Corp.                                                 461
    26,000   Pan American Silver Corp.                                            285
    10,000   Randgold Resources Ltd. ADR                                          676
     8,500   Royal Gold, Inc.                                                     552
    24,000   Silver Wheaton Corp.                                                 478
    28,000   Tahoe Resources, Inc.*                                               568
    50,000   Yamana Gold, Inc.                                                    300
                                                                           ----------
                                                                                8,231
                                                                           ----------
             SPECIALTY CHEMICALS (0.1%)
       800   Albemarle Corp.                                                       47
     1,600   Ashland, Inc.                                                        167
                                                                           ----------
                                                                                  214
                                                                           ----------
             STEEL (0.1%)
     1,500   Reliance Steel & Aluminum Co.                                        103
       800   United States Steel Corp.                                             31
                                                                           ----------
                                                                                  134
                                                                           ----------
             Total Materials                                                   13,513
                                                                           ----------

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7  | USAA Total Return Strategy Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (1.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
    31,500   AT&T, Inc.                                                    $    1,110
    25,900   Verizon Communications, Inc.                                       1,295
                                                                           ----------
                                                                                2,405
                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    27,000   T-Mobile US, Inc.*                                                   779
                                                                           ----------
             Total Telecommunication Services                                   3,184
                                                                           ----------

             UTILITIES (0.7%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
     1,600   OGE Energy Corp.                                                      59
                                                                           ----------
             GAS UTILITIES (0.0%)
       500   National Fuel Gas Co.                                                 35
                                                                           ----------
             MULTI-UTILITIES (0.6%)
     1,200   Alliant Energy Corp.                                                  67
    48,400   CenterPoint Energy, Inc.                                           1,184
     1,500   MDU Resources Group, Inc.                                             42
                                                                           ----------
                                                                                1,293
                                                                           ----------
             Total Utilities                                                    1,387
                                                                           ----------
             Total Common Stocks (cost: $88,029)                               96,135
                                                                           ----------
             EXCHANGE-TRADED FUNDS (31.8%)
   175,000   EGShares Beyond BRICs ETF                                          3,892
    80,000   EGShares Emerging Markets Consumer ETF                             2,098
    45,000   iShares Core MSCI EAFE ETF                                         2,621
   183,690   iShares Core MSCI Emerging Markets ETF                             9,192
    18,100   iShares Core S&P Small-Cap ETF                                     1,888
    20,000   iShares Global Consumer Staples ETF                                1,754
   400,000   iShares Gold Trust*                                                4,680
   500,000   iShares MSCI Germany ETF                                          13,850
   100,000   iShares MSCI Russia Capped ETF                                     1,727
    35,000   iShares MSCI Turkey ETF                                            1,718
   125,000   iShares U.S. Preferred Stock ETF(a)                                4,940
    42,000   SPDR Dow Jones International Real Estate ETF                       1,739
    40,000   SPDR Gold Shares*(a)                                               4,648
    50,000   SPDR S&P Emerging Markets SmallCap ETF                             2,399
    25,900   Vanguard REIT ETF                                                  1,861
    11,000   Vanguard S&P 500 ETF                                               1,987
    70,000   WisdomTree Emerging Markets SmallCap Dividend Fund                 3,235
    93,750   WisdomTree India Earnings Fund                                     2,054
                                                                           ----------
             Total Exchange-Traded Funds (cost: $69,686)                       66,283
                                                                           ----------

             FIXED-INCOME EXCHANGE-TRADED FUNDS (10.6%)
    30,000   iShares 20+ Year Treasury Bond ETF                                 3,488
    90,000   iShares 7-10 Year Treasury Bond ETF(a)                             9,326
    83,600   iShares TIPS Bond ETF                                              9,369
                                                                           ----------
             Total Fixed-Income Exchange-Traded Funds (cost: $22,594)          22,183
                                                                           ----------
             Total Equity Securities (cost: $180,309)                         184,601
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                 MARKET
AMOUNT                                                        COUPON                                       VALUE
(000)(C)     SECURITY                                           RATE             MATURITY                  (000)
----------------------------------------------------------------------------------------------------------------
             BONDS (0.6%)

             CORPORATE OBLIGATIONS (0.6%)

             MATERIALS (0.6%)
             ----------------
             GOLD (0.6%)
CAD  2,000   Allied Nevada Gold Corp. (b) (cost: $1,254)        8.75%           6/01/2019            $     1,223
                                                                                                     -----------

NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (9.3%)

             MONEY MARKET FUNDS (9.3%)
             State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (d),(e)
19,298,907   (cost: $19,299)                                                                              19,299
                                                                                                     -----------

             TOTAL INVESTMENTS (COST: $200,862)                                                      $   205,123
                                                                                                     ===========

NUMBER
OF
CONTRACTS
----------------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (2.2%)
       500   Call - iShares 20+ Year Treasury Bond Fund expiring January 17, 2015 at 115                     152
       300   Call - iShares 20+ Year Treasury Bond Fund expiring January 17, 2015 at 120                      36
     1,000   Call - iShares MSCI Germany ETF expiring January 17, 2015 at 30                                  22
     1,000   Call - iShares MSCI Germany ETF expiring January 17, 2015 at 32                                   5
       500   Call - iShares MSCI South Korea ETF expiring January 17, 2015 at 75                               2
     1,000   Call - Market Vectors Gold Miners ETF expiring January 17, 2015 at 27                            21
       100   Call - Market Vectors Gold Miners ETF expiring January 17, 2015 at 30                             1
     2,000   Call - Market Vectors Gold Miners ETF expiring March 20, 2015 at 25                             127
     1,000   Call - Market Vectors Gold Miners ETF expiring March 20, 2015 at 26                              48
     1,000   Call - Market Vectors Gold Miners ETF expiring March 20, 2015 at 27                              37
       100   Call - SPDR Gold Shares expiring January 17, 2015 at 140                                          2
       400   Call - SPDR Gold Shares expiring January 17, 2015 at 145                                          5
       400   Call - SPDR Gold Shares expiring March 20, 2015 at 145                                           11
     1,550   Put - iShares MSCI EAFE ETF expiring January 17, 2015 at 62                                     236
     1,525   Put - iShares MSCI EAFE ETF expiring January 17, 2015 at 64                                     344
     6,000   Put - iShares MSCI Emerging Markets ETF expiring January 17, 2015 at 43                       1,593
        45   Put - Russell 2000 Index expiring December 20, 2014 at 1140                                     287
       349   Put - S&P 500 Index expiring January 17, 2015 at 1925                                         1,666
                                                                                                     -----------

             TOTAL PURCHASED OPTIONS (COST: $4,299)                                                  $     4,595
                                                                                                     ===========
             WRITTEN OPTIONS (0.2%)
    (3,000)  Put - iShares MSCI Emerging Markets ETF expiring December 20, 2014 at 38                       (169)
      (290)  Put - S&P 500 Index expiring December 20, 2014 at 1750                                         (334)
                                                                                                     -----------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $581)                                         $      (503)
                                                                                                     ===========

================================================================================

9  | USAA Total Return Strategy Fund

================================================================================

                                                                                                     UNREALIZED
 NUMBER OF                                                                                          APPRECIATION/
 CONTRACTS                                                 EXPIRATION        CONTRACT              (DEPRECIATION)
LONG/(SHORT)     SECURITY                                     DATE          VALUE (000)                 (000)
----------------------------------------------------------------------------------------------------------------
                 FUTURES (4.8%)
       (10)      Euro Currency                             12/15/2014      $    (1,579)                       28
       (35)      Euro-OAT (French Government Bond)         12/08/2014           (6,355)                       (9)
       (14)      Japanese Yen Currency                     12/15/2014           (1,596)                       11
        (5)      Russell 2000 Mini                         12/19/2014             (548)                       34
                                                                           -----------            --------------

                 TOTAL FUTURES                                             $   (10,078)           $           64
                                                                           ===========            ==============

($ IN 000s)                                                   VALUATION HIERARCHY
                                                              -------------------

                                                  (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                               QUOTED PRICES         OTHER           SIGNIFICANT
                                                  IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                                   MARKETS        OBSERVABLE           INPUTS
                                                FOR IDENTICAL       INPUTS
ASSETS                                             ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $          96,135  $            --  $         --  $          96,135
  Exchange-Traded Funds                                 66,283               --            --             66,283
  Fixed-Income Exchange-Traded Funds                    22,183               --            --             22,183
Bonds:
  Corporate Obligations                                     --            1,223            --              1,223
Money Market Instruments:
  Money Market Funds                                    19,299               --            --             19,299
Purchased Options                                        4,595               --            --              4,595
Futures (1)                                                 73               --            --                 73
----------------------------------------------------------------------------------------------------------------
Total                                        $         208,568  $         1,223  $         --  $         209,791
----------------------------------------------------------------------------------------------------------------

                                                 (LEVEL 1)         (LEVEL 2)          (LEVEL 3)
                                               QUOTED PRICES         OTHER           SIGNIFICANT
                                                  IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                                   MARKETS        OBSERVABLE           INPUTS
                                                FOR IDENTICAL       INPUTS
LIABILITIES                                      LIABILITIES                                               TOTAL
----------------------------------------------------------------------------------------------------------------
Written Options                              $           (503)  $            --  $         --  $            (503)
Futures (1)                                                (9)               --            --                 (9)
----------------------------------------------------------------------------------------------------------------
Total                                        $           (512)  $            --  $         --  $            (512)
----------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through September 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

11  | USAA Total Return Strategy Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds, valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

13  | USAA Total Return Strategy Fund

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2014 did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. As of September 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2014, were $14,722,000 and $10,165,000, respectively, resulting in net unrealized appreciation of $4,557,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $208,518,000 at September 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 31.7% of net assets at September 30, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD        Canadian dollars
OAT        Obligations Assimilables du Tresor
REIT       Real estate investment trust
TIPS       Treasury Inflation Protected Securities

================================================================================

15  | USAA Total Return Strategy Fund

================================================================================

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2014.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c)    In U.S. dollars unless otherwise noted.
(d) Rate represents the money market fund annualized seven-day yield at September 30, 2014.
(e) Securities with a value of $19,299,000 are segregated as collateral for initial margin requirements on open futures contracts.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    11/21/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      11/20/2014
         ------------------------------